Segment Information - Summary of Property and Equipment by Geographic Area (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Total property and equipment, net	$ 2,651	$ 2,663	$ 2,653
UNITED STATES
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Total property and equipment, net	941	976	1,157
CHINA
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Total property and equipment, net	1,184	1,219	927
Other [Member]
Cash Cash Equivalents Short and Long Term Investments and Restricted Investments [Line Items]
Total property and equipment, net	$ 526	$ 468	$ 569